Financial Investments - HSBC Holdings, Financial investments at amortised cost and fair value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Amortised cost	$ 481,874	$ 436,959
Fair value	498,770	446,705
US Treasury
Disclosure of financial assets [line items]
Amortised cost	75,531	79,633
Fair value	78,251	80,589
US Government agencies
Disclosure of financial assets [line items]
Amortised cost	19,851	26,356
Fair value	20,320	26,387
US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	10,691	8,070
Fair value	11,224	8,259
HSBC Holdings
Disclosure of financial assets [line items]
Amortised cost	17,485	16,106
Fair value	17,521	16,121
HSBC Holdings | US Treasury
Disclosure of financial assets [line items]
Amortised cost	17,485	16,106
Fair value	17,521	16,121
HSBC Holdings | US Government agencies
Disclosure of financial assets [line items]
Amortised cost	0	0
Fair value	0	0
HSBC Holdings | US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	0	0
Fair value	$ 0	$ 0